FINANCIAL INSTRUMENTS - Credit Risk Ratings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 2,523	$ 64
Bonds | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	1,884	43
Loans and receivables | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	639	21
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset		$ 64
Percentage %		100.00%
Credit risk | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 2,523
Percentage %	100.00%
Credit risk | Bonds | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset		$ 22
Percentage %		34.00%
Credit risk | Bonds | AAA | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 113
Percentage %	5.00%
Credit risk | Bonds | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset		$ 7
Percentage %		11.00%
Credit risk | Bonds | AA | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 19
Percentage %	1.00%
Credit risk | Bonds | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset		$ 10
Percentage %		16.00%
Credit risk | Bonds | A | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 1,203
Percentage %	48.00%
Credit risk | Bonds | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset		$ 4
Percentage %		6.00%
Credit risk | Bonds | BBB | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 100
Percentage %	4.00%
Credit risk | Bonds | BB | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 104
Percentage %	4.00%
Credit risk | Bonds | B | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 32
Percentage %	1.00%
Credit risk | Bonds | Unrated | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 313
Percentage %	12.00%
Credit risk | Loans and receivables | A | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 60
Percentage %	2.00%
Credit risk | Loans and receivables | BBB | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 36
Percentage %	1.00%
Credit risk | Loans and receivables | BB | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 152
Percentage %	6.00%
Credit risk | Loans and receivables | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset		$ 21
Percentage %		33.00%
Credit risk | Loans and receivables | Unrated | SPPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value asset	$ 391
Percentage %	16.00%